BERTOLET CAPITAL TRUST

745 Fifth Ave, Suite 2400

New York, NY 10151

May 6, 2026

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Bertolet Capital Trust

File Nos.

333-102850

811-21291

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective May 1, 2026 do not differ from those filed in the Post-Effective Amendment No. 33, which was filed electronically April 30, 2026.

Sincerely,

/s/ John E. Deysher

John E. Deysher

President